Income Taxes - Schedule of Income Tax Expense at the Swiss Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net income/(loss) from continuing operations before income tax	$ (24,187)	$ (28,898)	$ (23,017)
Statutory tax rate	14.00%	14.00%	24.00%
Expected income tax (expense)/recovery	$ 3,384	$ 4,043	$ 5,524
Income tax (expense) / recovery	93	(9)	(13)
Change in valuation allowance	(24,710)	(631)	(2,129)
Permanent Difference	(92)	(1)	0
Change in expiration of tax loss carryforwards	$ 21,418	$ (3,411)	$ (3,395)